Cover	Jan. 19, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 19, 2024
Entity File Number	000-56199
Entity Registrant Name	MEDMEN ENTERPRISES INC.
Entity Central Index Key	0001776932
Entity Tax Identification Number	98-1431779
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	6501 Congress Ave.
Entity Address, City or Town	Boca Raton
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33487
City Area Code	424
Local Phone Number	330-2082
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false